LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 9. LEASES

During 2022, the Company entered into leases for office and laboratory space in Warren Township, New Jersey and Philadelphia, Pennsylvania under operating leases expiring in February 2026 and July 2025, respectively. The leases require fixed monthly payments of rent, as well as a share of operating costs. The leases are classified as operating leases and the lease liabilities were calculated using incremental borrowing rates ranging from 11.0% to 11.2%, which was determined using a synthetic credit rating model. Lease expense for the year ended December 31, 2024 was $1,065,784, which consisted of $897,958 and $167,826 recognized as a component of research and development expense and general and administrative expense, respectively. This amount included $785,424 of expense under short-term leases.

The weighted average remaining lease term for the Company’s operating leases as of December 31, 2024 was 0.93 years. The weighted average discount rate for the Company’s operating leases for the year ended December 31, 2024 was 11.1%.

Future aggregate minimum rental payments under the operating leases as of December 31, 2024 were as follows:

Years Ending December 31,
2025	$230,471
2026	13,975
Total	244,446
Less: imputed interest	(9,587)
Operating lease liability	$234,859

Total cash payments related to leases for the years ended December 31, 2024 and 2023 were $1,077,127 and $1,058,754, respectively.